Non-controlling interests - Schedule of detail, by Group company, of non-controlling interests (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 GBP (£)
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 8,179	€ 7,556	€ 7,711
Profit/(loss) attributable to non-controlling interests	1,399	1,170	1,107
Non-controlling interests	9,578	8,726	8,818
Other equity interest	273	217	195
Santander Bank Polska S.A.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	2,670	2,320	1,934
Profit/(loss) attributable to non-controlling interests	604	413	347
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,815	1,725	1,590
Profit/(loss) attributable to non-controlling interests	230	217	285
Banco Santander - Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,422	1,364	1,379
Profit/(loss) attributable to non-controlling interests	313	271	235
Banco Santander (Brasil) S.A.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,397	1,257	1,493
Profit/(loss) attributable to non-controlling interests	184	233	182
Other companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	875	890	1,315
Profit/(loss) attributable to non-controlling interests	€ 68	36	58
Santander UK plc | Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Other equity interest		€ 590	€ 576	£ 500